Accounting policies - Impairment of financial assets - Macroeconomic variable assumptions (Details)	12 Months Ended
Dec. 31, 2022 item
Baseline | Within one year
Financial instruments
GDP (as a percent year over year)	3.50%
CPI (as a percent year over year)	8.37%
Unemployment rates (as a percent of active population)	3.16%
Peso/USD (average of period)	20.29
Loans Mortgage (as a percent year over year)	10.75
Loans - Consumer (as a percent year over year)	13.51
Investment funds (as a percent year over year)	5.57
Stock markets (level)	45,195.97
Real estate housing prices (as a percent)	7.94%
Baseline | 2022
Financial instruments
GDP (as a percent year over year)	0.18%
CPI (as a percent year over year)	5.33%
Unemployment rates (as a percent of active population)	3.37%
Peso/USD (average of period)	20.86
Loans Mortgage (as a percent year over year)	9.91
Loans - Consumer (as a percent year over year)	9.67
Investment funds (as a percent year over year)	6.52
Stock markets (level)	47,546.16
Real estate housing prices (as a percent)	7.55%
Baseline | 2023
Financial instruments
GDP (as a percent year over year)	1.29%
CPI (as a percent year over year)	4.19%
Unemployment rates (as a percent of active population)	3.49%
Peso/USD (average of period)	21.30
Loans Mortgage (as a percent year over year)	9.53
Loans - Consumer (as a percent year over year)	8.35
Investment funds (as a percent year over year)	6.12
Stock markets (level)	50,018.56
Real estate housing prices (as a percent)	7.55%
Baseline | 2024
Financial instruments
GDP (as a percent year over year)	1.67%
CPI (as a percent year over year)	3.87%
Unemployment rates (as a percent of active population)	3.56%
Peso/USD (average of period)	21.71
Loans Mortgage (as a percent year over year)	9.40
Loans - Consumer (as a percent year over year)	7.60
Investment funds (as a percent year over year)	5.77
Stock markets (level)	52,619.52
Real estate housing prices (as a percent)	7.55%
Upside | Within one year
Financial instruments
GDP (as a percent year over year)	3.50%
CPI (as a percent year over year)	8.37%
Unemployment rates (as a percent of active population)	3.16%
Peso/USD (average of period)	20.29
Loans Mortgage (as a percent year over year)	10.75
Loans - Consumer (as a percent year over year)	13.51
Investment funds (as a percent year over year)	5.57
Stock markets (level)	45,195.97
Real estate housing prices (as a percent)	7.94%
Upside | 2022
Financial instruments
GDP (as a percent year over year)	2.10%
CPI (as a percent year over year)	3.74%
Unemployment rates (as a percent of active population)	3.22%
Peso/USD (average of period)	19.39
Loans Mortgage (as a percent year over year)	11.89
Loans - Consumer (as a percent year over year)	12.02
Investment funds (as a percent year over year)	13.24
Stock markets (level)	58,245.08
Real estate housing prices (as a percent)	10.19%
Upside | 2023
Financial instruments
GDP (as a percent year over year)	3.92%
CPI (as a percent year over year)	2.98%
Unemployment rates (as a percent of active population)	3.18%
Peso/USD (average of period)	18.94
Loans Mortgage (as a percent year over year)	11.66
Loans - Consumer (as a percent year over year)	10.90
Investment funds (as a percent year over year)	10.71
Stock markets (level)	61,818.33
Real estate housing prices (as a percent)	9.75%
Upside | 2024
Financial instruments
GDP (as a percent year over year)	2.94%
CPI (as a percent year over year)	3.00%
Unemployment rates (as a percent of active population)	3.16%
Peso/USD (average of period)	19.13
Loans Mortgage (as a percent year over year)	10.88
Loans - Consumer (as a percent year over year)	10.01
Investment funds (as a percent year over year)	7.44
Stock markets (level)	65,610.78
Real estate housing prices (as a percent)	8.64%
Downside | Within one year
Financial instruments
GDP (as a percent year over year)	3.50%
CPI (as a percent year over year)	8.37%
Unemployment rates (as a percent of active population)	3.16%
Peso/USD (average of period)	20.29
Loans Mortgage (as a percent year over year)	10.75
Loans - Consumer (as a percent year over year)	13.51
Investment funds (as a percent year over year)	5.57
Stock markets (level)	45,195.97
Real estate housing prices (as a percent)	7.94%
Downside | 2022
Financial instruments
GDP (as a percent year over year)	(5.16%)
CPI (as a percent year over year)	9.34%
Unemployment rates (as a percent of active population)	4.89%
Peso/USD (average of period)	27.91
Loans Mortgage (as a percent year over year)	(3.66)
Loans - Consumer (as a percent year over year)	(21.23)
Investment funds (as a percent year over year)	(6.09)
Stock markets (level)	31,696.64
Real estate housing prices (as a percent)	1.76%
Downside | 2023
Financial instruments
GDP (as a percent year over year)	(6.78%)
CPI (as a percent year over year)	9.77%
Unemployment rates (as a percent of active population)	5.98%
Peso/USD (average of period)	25.27
Loans Mortgage (as a percent year over year)	0.18
Loans - Consumer (as a percent year over year)	1.06
Investment funds (as a percent year over year)	(4.24)
Stock markets (level)	39,901.69
Real estate housing prices (as a percent)	1.31%
Downside | 2024
Financial instruments
GDP (as a percent year over year)	1.15%
CPI (as a percent year over year)	6.52%
Unemployment rates (as a percent of active population)	5.69%
Peso/USD (average of period)	24.67
Loans Mortgage (as a percent year over year)	2.85
Loans - Consumer (as a percent year over year)	4.46
Investment funds (as a percent year over year)	2.58
Stock markets (level)	41,811.04
Real estate housing prices (as a percent)	3.92%